Annual Total Returns [BarChart] - Tax Exempt Intermediate-Term Fund - Class Z	Feb. 05, 2021
Bar Chart Table:
2011	10.17%
2012	7.20%
2013	(1.03%)
2014	7.36%
2015	2.62%
2016	(0.51%)
2017	5.76%
2018	1.24%
2019	7.02%
2020	4.67%